Related Parties (Details Textual) - USD ($)		1 Months Ended
	Jul. 13, 2015	Aug. 31, 2016	Oct. 19, 2015
Related Parties (Textual)
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01
Capitol Acquisition Corp. III [Member]
Related Parties (Textual)
Notes payable issued		$ 500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.00
Payments to affiliates aggregate amount		$ 10,000
Other short-term debt		$ 80,000
Chief Executive Officer [Member] | Capitol Acquisition Corp. III [Member]
Related Parties (Textual)
principal amount	$ 200,000